Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2025
Registrant Name	dei_EntityRegistrantName	BNY MELLON FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001111565
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2025
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Dec. 31, 2025
BNY Mellon Mid Cap Multi-Strategy Fund | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPMCX
BNY Mellon Mid Cap Multi-Strategy Fund | Investor
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIMSX
BNY Mellon Small Cap Multi-Strategy Fund | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPSSX
BNY Mellon Small Cap Multi-Strategy Fund | Investor
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MISCX
BNY Mellon International Fund | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPITX
BNY Mellon International Fund | Investor
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIINX
BNY Mellon Emerging Markets Fund | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMKX
BNY Mellon Emerging Markets Fund | Investor
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIEGX
BNY Mellon Bond Fund | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPBFX
BNY Mellon Bond Fund | Investor
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIBDX
BNY Mellon Intermediate Bond Fund | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPIBX
BNY Mellon Corporate Bond Fund | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BYMMX
BNY Mellon National Intermediate Municipal Bond Fund | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPNIX
BNY Mellon National Short-Term Municipal Bond Fund | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPSTX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMBMX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMBIX
BNY Mellon Municipal Opportunities Fund | Class M shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOTMX
BNY Mellon Asset Allocation Fund | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPBLX
BNY Mellon Asset Allocation Fund | Investor
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIBLX